Income tax - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 01, 2022	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Tax Benefits			$ 8,994	$ 2,668	$ 2,283	$ 1,725
Increases in uncertain tax positions			6,326	385
Other Noncash Income Tax Expense			$ 889	867	867
Percentage of interest disallowed as tax deduction in income tax finding			100.00%
Income tax penalties and interest expense		$ 2,741
Increase in the tax provision			$ 9,543	$ 385	$ 558
Decrease in the tax provision			$ 3,217
Subsequent Event | Colombian Municipal Industry and Commerce Tax
Decrease in the tax provision	$ 0
Tax penalty	$ 1,800
Colombia
Income tax subject to examination year			2018
Indonesia
Income tax subject to examination year			2017
SINGAPORE
Income tax subject to examination year			2018
Tax Credit Carry Forward Expiring In 2022 And 2025 [Member]
Tax Credit Carryforward, Amount			$ 229